COST OF SALES EXCLUDING DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Contractors	$ 32,536	$ 41,297
Electricity	17,663	20,558
Fuel	7,347	11,137
Raw materials and consumables	41,910	51,996
Salaries and benefits	58,501	53,582
Transportation costs	1,751	2,116
General and administrative	9,490	7,695
Other	6,830	8,997
Mine operating expenses	176,028	197,378
Severance charges	14,858	9,232
Operating costs from metal inventory	12,886	167
Inventory net realizable value adjustment and write-off	5,655	2,410
Royalties	14,302	17,295
Cost of sales excluding depreciation and amortization	$ 223,729	$ 226,482